Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 88.7%
iShares Core MSCI Total International Stock ETF(b)	34,823,547	$2,363,125,899
iShares Developed Real Estate Index Fund, Class K	37,269,013	351,074,100
Large Cap Index Master Portfolio	$4,254,454,475	4,254,454,475
Master Small Cap Index Series	$272,477,280	272,477,280

		7,241,131,754

Fixed-Income Funds — 11.1%
iShares TIPS Bond ETF(b)	2,114,175	227,083,537
iShares U.S. Intermediate Credit Bond Index Fund	4,332,757	42,764,313
iShares U.S. Intermediate Government Bond Index Fund	3,087,862	29,952,262
iShares U.S. Long Credit Bond Index Fund	35,692,700	332,655,965
iShares U.S. Long Government Bond Index Fund	10,372,691	84,744,889
iShares U.S. Securitized Bond Index Fund	20,713,041	193,459,800

		910,660,766

Security	Shares	Value

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	79,495,179	$79,526,977
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	15,888,338	15,888,338

		95,415,315

Total Investments — 101.0% (Cost: $6,148,311,685)		8,247,207,835

Liabilities in Excess of Other Assets — (1.0)%		(79,977,001)

Net Assets — 100.0%		$8,167,230,834

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,868,742	$72,670,750	(a)	$—		$(3,520)	$(8,995)	$79,526,977	79,495,179	$23,965	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,889,377	—		(3,001,039	)(a)	—	—	15,888,338	15,888,338	216,857		—
iShares Core MSCI Total International Stock ETF	2,250,547,431	90,599,186		(83,436,475)		2,491,356	102,924,401	2,363,125,899	34,823,547	—		—
iShares Developed Real Estate Index Fund, Class K	333,488,900	20,440,700		—		—	(2,855,500)	351,074,100	37,269,013	—		—
iShares TIPS Bond ETF	197,081,625	30,053,753		—		—	(51,841)	227,083,537	2,114,175	—		—
iShares U.S. Intermediate Credit Bond Index Fund	28,720,000	14,268,593		—		—	(224,280)	42,764,313	4,332,757	297,477		—
iShares U.S. Intermediate Government Bond Index Fund	14,112,667	16,039,150		—		—	(199,555)	29,952,262	3,087,862	132,111		—
iShares U.S. Long Credit Bond Index Fund	329,927,491	11,713,964		—		—	(8,985,490)	332,655,965	35,692,700	4,118,433		—
iShares U.S. Long Government Bond Index Fund	64,671,133	22,687,847		—		—	(2,614,091)	84,744,889	10,372,691	656,216		—
iShares U.S. Securitized Bond Index Fund	169,443,881	27,079,361		—		—	(3,063,442)	193,459,800	20,713,041	1,596,046		—
Large Cap Index Master Portfolio	3,866,914,226	6,043,549	(a)(c)	—		7,231,919	374,264,781	4,254,454,475	$4,254,454,475	14,572,793		—
Master Small Cap Index Series	202,484,078	60,044,696	(a)(c)	—		(276,784)	10,225,290	272,477,280	$272,477,280	822,009		—

						$9,442,971	$469,411,278	$8,247,207,835		$22,435,907		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Index 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,714,199,999	$—	$—	$2,714,199,999
Fixed-Income Funds	910,660,766	—	—	910,660,766
Money Market Funds	95,415,315	—	—	95,415,315

	$3,720,276,080	$—	$—	3,720,276,080

Investments Valued at NAV(a)				4,526,931,755

				$8,247,207,835

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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